UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000850779

BX Commercial Mortgage Trust 2024-AIRC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

A.J. Sfarra, (212) 214-5613
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated July 16, 2024, obtained by the depositor, with respect to certain agreed-upon procedures performed by KPMG LLP.

EXPLANATORY NOTE

This amendment amends the Form ABS-15G filed on July 2, 2024 (the “Original Form ABS-15G”) (See Accession Number: 0001539497-24-001369). The Original Form ABS-15G attached an agreed-upon procedures report relating to one mortgage loan that was expected to have an original principal balance of $2,000,000,000 and be secured by a pool of 19 mortgaged properties. The purpose of this amendment is to file an agreed-upon procedures report relating to a mortgage loan (the “New Mortgage Loan”) that increases the expected original principal balance of the New Mortgage Loan to $2,950,000,000 and the number of mortgaged properties securing the New Mortgage Loan to 29 mortgaged properties.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

Date: July 16, 2024

/s/ Anthony J. Sfarra

By: Anthony J. Sfarra, President
(senior officer in charge of securitization of the depositor)

Exhibit 1	Independent Accountants’ Agreed-Upon Procedures Report, dated July 16, 2024.